Securities Act File No. 333-203571

As filed with the Securities and Exchange Commission on July 13, 2015

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-14

REGISTRATION STATEMENT

UNDER

THE SECURITIES ACT OF 1933	☒
Pre-Effective Amendment No.	☐
Post-Effective Amendment No. 2	☒

TRANSAMERICA FUNDS

(Exact Name of Registrant as Specified in Charter)

4600 S. Syracuse St., Suite 1100, Denver, Colorado 80237

(Address of Principal Executive Offices) (Zip Code)

Registrant’s Telephone Number, including Area Code: (720) 493-4256

Tané T. Tyler, Esq., 4600 S. Syracuse St., Suite 1100, Denver, Colorado 80237

(Name and Address of Agent for Service)

It is proposed that this filing will become effective on immediately pursuant to Rule 485(b) under the Securities Act of 1933.

No filing fee is required because an indefinite number of shares has previously been registered pursuant to Rule 24f-2 under the Investment Company Act of 1940, as amended

This Post-Effective Amendment consists of the following:

(1)	Facing Sheet of the Registrant Statement.

(2)	Part C to the Registration Statement (including signature page).

Parts A and B are incorporated herein by reference to the Registrant’s Registration Statement on Form N-14 (File No. 333-203571) filed with the Securities and Exchange Commission on May 21, 2015 (SEC Accession No 0001193125-15-197064).

This Post-Effective Amendment is being filed solely for the purpose of filing the final counsel tax opinion as Exhibit 12 to this Registration Statement on Form N-14.

PART C

OTHER INFORMATION

Item 15.	Indemnification

Provisions relating to indemnification of the Registrant’s Trustees and employees are included in Registrant’s Declaration of Trust and Bylaws, which are incorporated herein by reference.

Pursuant to Rule 484, insofar as indemnification for liability arising under the Securities Act of 1933 (the “Act”) may be permitted to directors, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 16.	Exhibits

List all exhibits filed as part of the Registration Statement.

(1)	Amended and Restated Declaration of Trust, filed previously with Post-Effective Amendment No. 89 to Registration Statement on February 28, 2008 (“PEA 89”).

(2)	Bylaws, filed previously with PEA 89.

(3)	Not applicable.

(4)	Form of Agreement and Plan of Reorganization (See Exhibit A to the Information Statement /Prospectus).

(5)	See Exhibits 1 and 2

(6)	(a)	Investment Advisory Agreements

(i)	Investment and Restated Investment Advisory Agreement between Registrant and Transamerica Asset Management, Inc. (“TAM”) dated January 23, 2014, filed previously with PEA 183 on February 28, 2014.

(ii)	Investment Advisory Agreement Schedule A dated May 1, 2015, filed previously with Post-Effective Amendment No. 1 to Registration Statement on Form N-14 on May 22, 2015 (“PEA 1”).

(b)	Sub-Advisory Agreements

(i)	Sub-Advisory Agreement between TAM and QS Investors LLC, on behalf of Transamerica Dynamic Allocation and Transamerica Dynamic Allocation II, filed previously with PEA 1.

(7)	Underwriting Agreement, filed previously with PEA 89.

(a)	Updated Schedule I to be filed by subsequent amendment.

(8)	Amended and Restated Board Members Deferred Compensation Plan dated January 12, 2010, filed previously with Post-Effective Amendment No. 108 to Registration Statement on February 26, 2010.

(9)	Custodian Agreement between Registrant and State Street Bank and Trust Company dated January 1, 2011, filed previously with PEA 126 on April 29, 2011.

(a)	Amendment to Custody Agreement dated December 11, 2012, filed previously with PEA 167 on December 21, 2012.

(b)	Amendment to Custody Agreement dated December 17, 2012, filed previously with PEA 170 to Registration Statement on February 12, 2013.

(c)	Amended Appendix A-1, to be filed by subsequent amendment.

(10)	Plan of Distribution under Rule 12b-1

(a)	Amended and Restated Plan of Distribution under Rule 12b-1 dated March 1, 2015, filed previously with PEA 197 on February 27, 2015.

(i)	Amended Schedule A, to be filed by subsequent amendment.

(b)	Amended and Restated Plan for Multiple Classes of Shares dated March 1, 2015, filed previously with PEA 197 on February 27, 2015.

(i)	Amended Schedule A, to be filed by subsequent amendment.

(11)	Opinion of counsel as to the legality of the securities being registered, filed previously with the Registration Statement on Form N-14 on April 22, 2015.

(12)	Opinion of counsel as to tax matters, filed herein.

(13)	(a)	Administrative Services Agreement between Registrant and TFS dated November 1, 2012, filed previously with PEA 167 on December 21, 2012.

(i)	Amended Schedule A, to be filed by subsequent amendment.

(b)	Transfer Agency Agreement between Registrant and Transamerica Fund Services, Inc. (“TFS”) dated July 1, 2011, filed previously with PEA 131 on August 30, 2011.

(i)	Amended Schedule A, to be filed by subsequent amendment

(c)	Amended and Restated Expense Limitation Agreement between Registrant and TAM dated March 1, 2015, filed previously with PEA 197 on February 27, 2015.

(i)	Amended Schedules A and B to be filed by subsequent amendment.

(d)	Master Sub-Administration Agreement between Registrant and State Street Bank and Trust Company dated December 17, 2012, filed previously with PEA 170 on February 12, 2013.

(i)	Amended Schedule A to be filed by subsequent amendment.

(14)	Consent of Independent Registered Certified Public Accounting firm, filed previously with the Registration Statement on Form N-14 on April 22, 2015.

(15)	Not applicable.

(16)	Power of Attorney, filed previously with the Registration Statement on Form N-14 on April 22, 2015.

(17)	(a)	Joint Code of Ethics for Transamerica Funds and Transamerica Asset Management, Inc., filed previously with PEA 171.

(b)	Prospectus dated March 1, 2015, as supplemented through March 18, 2015, filed previously with the Registration Statement on Form N-14 on April 22, 2015.

(c)	Statement of Additional Information dated March 1, 2015, as supplemented through March 18, 2015, filed previously with the Registration Statement on Form N-14 on April 22, 2015.

(d)	Annual Report to Shareholders for the year ended October 31, 2014, to be filed by amendment.

(f)	Semi-Annual Report to Shareholders for the period April 30 2015, to be filed by amendment.

All exhibits filed previously are herein incorporated by reference.

Item 17.

(1) The undersigned Registrant agrees that prior to any public reoffering of the securities registered through the use of a prospectus which is a part of this Registration Statement by any person or party who is deemed to be an underwriter within the meaning of Rule 145(c) of the 1933 Act, the reoffering prospectus will contain the information called for by the applicable registration form for the reofferings by persons who may be deemed underwriters, in addition to the information called for by the other items of the applicable form.

(2) The undersigned Registrant agrees that every prospectus that is filed under paragraph (1) above will be filed as a part of an amendment to the Registration Statement and will not be used until the amendment is effective, and that, in determining any liability under the 1933 Act, each post-effective amendment shall be deemed to be a new registration statement for the securities offered therein, and the offering of the securities at that time shall be deemed to be the initial bona fide offering of them.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, Transamerica Funds (the “Registrant”) certifies that it meets all of the requirements for effectiveness of this Registration Statement on Form N-14 pursuant to Rule 485(b) of the Securities Act of 1933, and has duly caused this Post-Effective Amendment No. 2 to its Registration Statement on Form N-14 to be signed on its behalf by the undersigned, thereunder duly authorized, in the City of Denver, State of Colorado, on the 13th day of July 2015.

TRANSAMERICA FUNDS

By:	/s/ Marijn P. Smit
Marijn P. Smit
Trustee, President and Chief Executive Officer

Pursuant to the requirements of the Securities Act of 1933, Post-Effective Amendment No. 2 to this Registration Statement on Form N-14 has been signed below by the following persons in the capacities and on the dates indicated:

	/s/ Marijn P. Smit	Trustee, President and Chief Executive Officer	July 13, 2015
Marijn P. Smit

	/s/ Sandra N. Bane	Trustee	July 13, 2015
Sandra N. Bane*

	/s/ Leo J. Hill	Trustee	July 13, 2015
Leo J. Hill*

	/s/ David W. Jennings	Trustee	July 13, 2015
David W. Jennings*

	/s/ Russell A. Kimball, Jr.	Trustee	July 13, 2015
Russell A. Kimball, Jr.*

	/s/ Eugene M. Mannella	Trustee	July 13, 2015
Eugene M. Mannella*

	/s/ Patricia L. Sawyer	Trustee	July 13, 2015
Patricia L. Sawyer*

	/s/ John W. Waechter	Trustee	July 13, 2015
John W. Waechter*

	/s/ Alan F. Warrick	Trustee	July 13, 2015
Alan F. Warrick*

	/s/ Vincent J. Toner	Vice President and Treasurer	July 13, 2015
Vincent J. Toner

* By:	/s/ Tané T. Tyler	Vice President, Associate General Counsel, Chief Legal Officer and Secretary	July 13, 2015
Tané T. Tyler**

**	Attorney-in-fact pursuant to powers of attorney previously filed.

WASHINGTON, DC 20549

SECURITIES AND EXCHANGE COMMISSION

Exhibits Filed With

Registration Statement on

Form N-14

Transamerica Funds

EXHIBIT INDEX

Exhibit Number	Description of Exhibit

(12)	Opinion of Counsel as to Tax Matters